               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2009 Check here if Amendment [ ] Amendment Number: _______________

                       This Amendment (Check only one):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
August 12, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 20


Form 13F Information Table Value Total:

           $195,088 (thousands)



List of Other Included Managers: None

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

      Column 1     Column 2 Column 3  Column 4          Column 5            Column 6    Column 7       Column 8
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Voting authority
       Name of     Title of             Value   Shrs or                     Investment   Other   -------------------
       Issuer       Class    CUSIP    (x $1000) prn amt SH/PRN    Put/Call  Discretion  Managers Sole   Shared  None
--------------------------------------------------------------------------------------------------------------------
 1  AFLAC Inc.      Common  001055102    1021     30000   SH                  Sole                X
--------------------------------------------------------------------------------------------------------------------
 2  Allstate Corp   Common  020002101    4816    251500   SH                  Sole                X
--------------------------------------------------------------------------------------------------------------------
 3  Altria Group    Common  02209S103   29627   1257500   SH                  Sole                X
    Inc
--------------------------------------------------------------------------------------------------------------------
 4  American        Common  025816109   11789    625000   SH                  Sole                X
    Express Co
--------------------------------------------------------------------------------------------------------------------
 5  Arcelormittal   Common   0398L104    2680    109000   SH                  Sole                X
    SA
    Luxembourg
    New York
--------------------------------------------------------------------------------------------------------------------
 6  Archer          Common   39483102     312     12000   SH                  Sole                X
    Daniels
    Midland Co
--------------------------------------------------------------------------------------------------------------------
 7  Bank of         Common  060505104    6113    678500   SH                  Sole                X
    America
    Corp
--------------------------------------------------------------------------------------------------------------------
 8  Encana Corp     Common  292505104   16571    364000   SH                  Sole                X
--------------------------------------------------------------------------------------------------------------------
 9  General         Common  369604103     731     60000   SH                  Sole                X
    Electric Co
--------------------------------------------------------------------------------------------------------------------
10  General         Common  370334104    7949    150000   SH                  Sole                X
    Mills Inc
--------------------------------------------------------------------------------------------------------------------
11  Johnson &       Common  478160104    4043     75000   SH                  Sole                X
    Johnson
--------------------------------------------------------------------------------------------------------------------
12  Kellogg Co      Common  487836108    1586     39000   SH                  Sole                X
--------------------------------------------------------------------------------------------------------------------
13  Kraft Foods     Common  50075N104   11293    465000   SH                  Sole                X
    Inc.
--------------------------------------------------------------------------------------------------------------------
14  Methanex        Common  59151K108    3879    410000   SH                  Sole                X
    Corp
--------------------------------------------------------------------------------------------------------------------
15  Parker          Common  701094104    9974    252500   SH                  Sole                X
    Hannifin
    Corp
--------------------------------------------------------------------------------------------------------------------
16  Seaboard        Common  811543107   11373     11165   SH                  Sole                X
    Corp
--------------------------------------------------------------------------------------------------------------------
17  Torchmark       Common  891027104   43638   1401000   SH                  Sole                X
    Corp
--------------------------------------------------------------------------------------------------------------------
18  US Bancorp      Common  902973304   23714   1298000   SH                  Sole                X
--------------------------------------------------------------------------------------------------------------------
19  Cummins Inc     Common  231021106    1925     72000   SH                  Sole                X
20  IBM Corp        Common  459200101    2054     20000   SH                  Sole                X

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